ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	7) ACCOUNTS PAYABLE

($ thousands)	December 31, 2022	December 31, 2021
Accrued payables	$110,267	$106,222
Accounts payable – trade	288,215	260,786
Total accounts payable	$398,482	$367,008